Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets

5. Prepayments and other current assets

As of December 31, 2024 and 2025, prepayment and other current assets consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deposit and other receivables (a)	328,837	17,836,319	2,549,903
Deductible input VAT–estimated (b)	5,400,771	3,712,452	530,737
Prepayment to suppliers (c)	1,335,702	49,489,663	7,075,107
Total prepayment and other current assets	7,065,310	71,038,434	10,155,747

(a)	Deposit and other receivables mainly included the deposit amounting of RMB17,487,250 (US$2,500,000) paid to a third party consultant for the Company’s acquisition of a commodity trading company, rent deposits, staff advances and other miscellaneous receivables.

(b)	Deductible input VAT - estimated represented the input VAT tax on transportation services completed but not being issued of VAT invoice at the end of the year.

(c)	Prepayment to suppliers mainly represented the prepayment to the supplier A amounting of RMB41,920,963 (US$5,993,075), the prepaid diesel fuel cost and other miscellaneous prepayments.